Treasury shares - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Jul. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Number of shares outstanding		456,707,000	123,584,000		119,812,000	107,768,000
Ordinary shares
Statements [Line Items]
Number of shares outstanding				149,750,000
Treasury shares
Statements [Line Items]
Number of shares outstanding			17,894,000
Founders | Ordinary shares
Statements [Line Items]
Number of shares in entity held	93,506,000